EQUITY - Rollforward of Shares and Share Capital (Details) - EUR (€) € in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	May 27, 2016	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [line items]
Equity attributable to owners of parent	€ 871		€ 6,685	€ 6,461	€ 871
Equity-settled share-based payment expense			16	11	29
Cancellation of CCE shares					0
Issuance of CCEP shares in consideration for CCIP and CCEG					8,469
Group reconstruction transaction					0
Equity attributable to owners of parent		€ 6,461	6,564	€ 6,685	€ 6,461
Share capital
Disclosure of classes of share capital [line items]
Purchase of treasury shares			€ 0
Beginning balance (in shares)	227,000,000		485,000,000	483,000,000	227,000,000
Equity attributable to owners of parent	€ 3		€ 5	€ 5	€ 3
Shares utilised for share-based payments (in shares)	908,456	752,525	2,763,238	1,510,032
Equity-settled share-based payment expense			€ 0	€ 0
Cancellation of CCE shares (in shares)					(228,000,000)
Cancellation of CCE shares					€ (3)
Issuance of CCEP shares in consideration for CCIP and CCEG (in shares)					254,000,000
Issuance of CCEP shares in consideration for CCIP and CCEG					€ 3
Group reconstruction transaction (in shares)					228,000,000
Group reconstruction transaction					€ 2
Number of shares cancelled (in shares)			(12,429,600)
Equity attributable to owners of parent		€ 5	€ 5	€ 5	€ 5
Ending balance (in shares)		483,000,000	475,000,000	485,000,000	483,000,000
Pre-Merger Share-based Compensation | Share capital
Disclosure of classes of share capital [line items]
Shares utilised for share-based payments (in shares)					1,000,000
Equity-settled share-based payment expense					€ 0
Post-Merger Share-based Compensation | Share capital
Disclosure of classes of share capital [line items]
Shares utilised for share-based payments (in shares)					1,000,000
Equity-settled share-based payment expense					€ 0